CONTRACTUAL OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2021
CONTRACTUAL OBLIGATIONS
Schedule of purchase commitments

			Per ounce cash payment:
	Percent of life of		Lesser of amount below and the then
	mine production or		prevailing market price
	relevant commodity		(unless otherwise noted)
Gold Stream interests
La Bolsa	5%		$450
La Colorada	100%		$650

Silver Stream interests
El Mochito	25%		25% of silver spot price
Moss	100	%(1)	20% of silver spot price

Prepaid Gold Interest
Auramet	1,250 ounces plus		16% of gold spot price
	2% of dividends paid(2)
	per quarter
(1)	After 3.5 million ounces of silver are delivered, Maverix’s silver purchase entitlement will be 50% of the remaining life of mine silver production.
(2)	Amount of gold that is the equivalent value to all dividends distributed by Auramet on 2% of its shares.